Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2023
Organization and Principal Activities [Abstract]
Schedule of Company’s Subsidiaries	As of December 31, 2023, the Company’s subsidiaries were as follows:
Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
YY Circle (SG) Pte Ltd	June 13, 2019	Singapore	100%	Manpower Contracting Services
Hong Ye Group Pte Ltd	December 28, 2010	Singapore	100%	1. Employment Agencies 2. General Cleaning Services
YY Circle Sdn Bhd	July 22, 2022	Malaysia	90%	Manpower outsourcing with information technology solution, as well as, general cleaning services
Hong Ye Maintenance (MY) Sdn Bhd	November 8, 2022	Malaysia	100%	General cleaning services